Intangible Assets (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Details
Technology license		$ 413,398	$ 92,112
Less: accumulated amortization		(55,858)	(42,773)
Intangibles, net	$ 328,295	$ 357,540	$ 49,339